Statements Of Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Share-based compensation expenses	$ 547	$ 112	$ 95
Parent Company
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Share-based compensation expenses	$ 547	$ 112	$ 95